UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin California
High Yield Municipal
Fund
A Series of Franklin Municipal Securities Trust
August 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 29
Notes to Financial Statements 33
Shareholder Information 41
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin California High Yield Municipal Fund
This semiannual report for Franklin California High Yield
Municipal Fund covers the period ended August 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with a high level
of income exempt from federal and California personal
income taxes by normally investing at least 80% of its
net assets in municipal securities in any rating category,
including securities rated below investment grade, that pay
interest free from such taxes.
1
Its secondary goal is capital
appreciation to the extent possible and consistent with its
principal investment goal.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $9.69 on February 28, 2023, to
$9.54 on August 31, 2023. The Fund’s Class A shares paid
dividends totaling 19.7938 cents per share for the reporting period.
2
The Performance Summary beginning on page 3
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 4.04%, based on an
annualization of August’s 3.3344 cents per share monthly
dividend and the maximum offering price of $9.91 on August
31, 2023. An investor in the 2023 maximum combined
effective federal and California personal income tax bracket of 53.10% (including 3.80% Medicare tax) would need to
earn a distribution rate of 8.61% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
*
Does not include cash and cash equivalents.
Thank you for your continued participation in Franklin
California High Yield Municipal Fund. We look forward to
serving your future investment needs.
Portfolio Composition
8/31/23
% of Total
Investments*
Special Tax 23.37%
Housing 17.97%
Transportation 16.00%
Education 11.55%
Local 7.78%
Health Care 7.58%
Industrial Dev. Revenue and Pollution Control 5.46%
Other Revenue Bonds 3.98%
Refunded 3.30%
Utilities 1.86%
State General Obligation 0.89%
Lease 0.26%
1. The Fund may invest up to 100% of its assets in bonds whose interest payments are subject to federal alternative minimum tax. All or a significant portion of the income on these obligations may be subject to such tax. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 11 .

Performance Summary as of August 31, 2023
Franklin California High Yield Municipal Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A
4,5
6-Month +0.47% -3.29%
1-Year -0.71% -4.44%
5-Year +4.62% +0.14%
10-Year +42.80% +3.23%
Advisor
6-Month +0.60% +0.60%
1-Year -0.57% -0.57%
5-Year +5.63% +1.10%
10-Year +45.08% +3.79%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 4.04% 8.61% 4.11% 8.76%
Advisor 4.45% 9.49% 4.52% 9.64%
See page 4 for Performance Summary footnotes.

Franklin California High Yield Municipal Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Portfolios focused on a single state are subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity, and possibility of default. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/24 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s August dividend and the maximum offering price (NAV for Advisor Class) per share on 8/31/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/22/23 for the maximum combined effective federal and California state personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/23–8/31/23)
Share Class
Net Investment
Income
A $0.197938
A1 $0.205322
C $0.178144
R6 $0.211972
Advisor $0.210181
Total Annual Operating Expenses
9
Share Class
A 0.81%
Advisor 0.55%

Your Fund’s Expenses
Franklin California High Yield Municipal Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1.Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 3/1/23
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
Ending
Account
Value 8/31/23
Expenses
Paid During
Period
3/1/23–8/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,004.70 $4.10 $1,021.05 $4.13 0.81%
A1 $1,000 $1,005.50 $3.34 $1,021.80 $3.37 0.66%
C $1,000 $1,001.70 $6.08 $1,019.06 $6.13 1.21%
R6 $1,000 $1,006.20 $2.65 $1,022.49 $2.68 0.53%
Advisor $1,000 $1,006.00 $2.83 $1,022.31 $2.86 0.56%

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2019
b
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.69 $11.02 $11.49 $10.81 $11.10 $10.70
Income from investment operations
c
:
Net investment income
d
............. 0.20 0.36 0.26 0.35 0.34 0.27
Net realized and unrealized gains (losses) (0.15) (1.35) (0.49) 0.67 (0.29) 0.41
Total from investment operations ........ 0.05 (0.99) (0.23) 1.02 0.05 0.68
Less distributions from:
Net investment income .............. (0.20) (0.34) (0.24) (0.34) (0.34) (0.28)
Net asset value, end of period .......... $9.54 $9.69 $11.02 $11.49 $10.81 $11.10
Total return
e
....................... 0.47% (9.03)% (2.09)% 9.57% 0.43% 6.56%
Ratios to average net assets
f
Expenses
g
........................ 0.81% 0.88% 0.81% 0.79% 0.80% 0.83%
Net investment income ............... 4.02% 3.63% 2.88% 3.10% 3.10% 3.55%
Supplemental data
Net assets, end of period (000’s) ........ $611,372 $595,614 $714,052 $618,967 $425,757 $244,196
Portfolio turnover rate ................ 5.73% 18.77% 10.19% 9.20% 23.29% 13.91%
a
For the period June 1, 2021 to February 28, 2022.
b
For the period September 10, 2018 (effective date) to May 31, 2019 .
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.67 $10.99 $11.47 $10.79 $11.08 $10.70 $10.89
Income from investment
operations
b
:
Net investment income
c
. 0.20 0.38 0.26 0.37 0.36 0.40 0.39
Net realized and
unrealized gains (losses) (0.14) (1.35) (0.49) 0.67 (0.29) 0.39 (0.19)
Total from investment
operations ............. 0.06 (0.97) (0.23) 1.04 0.07 0.79 0.20
Less distributions from:
Net investment income .. (0.21) (0.35) (0.25) (0.36) (0.36) (0.41) (0.39)
Net asset value, end of
period ................ $9.52 $9.67 $10.99 $11.47 $10.79 $11.08 $10.70
Total return
d
........... 0.55% (8.83)% (2.07)% 9.76% 0.58% 7.56% 1.92%
Ratios to average net
assets
e
Expenses ............. 0.66%
f
0.72%
f
0.66%
f
0.64%
f
0.65%
f
0.68%
f
0.66%
Net investment income ... 4.18% 3.78% 3.04% 3.27% 3.25% 3.70% 3.63%
Supplemental data
Net assets, end of period
(000’s) ............... $814,098 $862,312 $1,166,095 $1,254,701 $1,282,022 $1,386,291 $1,378,169
Portfolio turnover rate .... 5.73% 18.77% 10.19% 9.20% 23.29% 13.91% 11.08%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.75 $11.08 $11.56 $10.87 $11.17 $10.78 $10.97
Income from investment
operations
b
:
Net investment income
c
. 0.18 0.32 0.21 0.30 0.30 0.34 0.33
Net realized and
unrealized gains (losses) (0.16) (1.35) (0.49) 0.69 (0.30) 0.40 (0.19)
Total from investment
operations ............. 0.02 (1.03) (0.28) 0.99 — 0.74 0.14
Less distributions from:
Net investment income .. (0.18) (0.30) (0.20) (0.30) (0.30) (0.35) (0.33)
Net asset value, end of
period ................ $9.59 $9.75 $11.08 $11.56 $10.87 $11.17 $10.78
Total return
d
........... 0.17% (9.35)% (2.46)% 9.18% (0.04)% 7.01% 1.34%
Ratios to average net
assets
e
Expenses ............. 1.21%
f
1.27%
f
1.20%
f
1.19%
f
1.20%
f
1.23%
f
1.21%
Net investment income ... 3.59% 3.19% 2.47% 2.69% 2.70% 3.15% 3.08%
Supplemental data
Net assets, end of period
(000’s) ............... $103,609 $118,149 $180,173 $223,652 $253,579 $272,186 $327,022
Portfolio turnover rate .... 5.73% 18.77% 10.19% 9.20% 23.29% 13.91% 11.08%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
Year Ended
May 31, 2018
b
2021 2020 2019
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.70 $11.03 $11.51 $10.82 $11.12 $10.74 $10.88
Income from investment
operations
c
:
Net investment income
d
. 0.21 0.39 0.27 0.38 0.38 0.41 0.35
Net realized and
unrealized gains (losses) (0.15) (1.35) (0.49) 0.68 (0.30) 0.39 (0.15)
Total from investment
operations ............. 0.06 (0.96) (0.22) 1.06 0.08 0.80 0.20
Less distributions from:
Net investment income .. (0.21) (0.37) (0.26) (0.37) (0.38) (0.42) (0.34)
Net asset value, end of
period ................ $9.55 $9.70 $11.03 $11.51 $10.82 $11.12 $10.74
Total return
e
........... 0.62% (8.76)% (1.96)% 9.97% 0.63% 7.66% 1.84%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates .... 0.53% 0.58% 0.53% 0.52% 0.52% 0.57% 0.55%
Expenses net of waiver and
payments by affiliates .... 0.53%
g,h
0.58%
g,h
0.52%
g
0.51%
g
0.51%
g
0.55%
g
0.53%
Net investment income ... 4.31% 3.91% 3.16% 3.37% 3.39% 3.83% 3.76%
Supplemental data
Net assets, end of period
(000’s) ............... $48,133 $44,724 $60,366 $45,216 $26,741 $21,214 $13,004
Portfolio turnover rate .... 5.73% 18.77% 10.19% 9.20% 23.29% 13.91% 11.08%
a
For the period June 1, 2021 to February 28, 2022.
b
For the period August 1, 2017 (effective date) to May 31, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2023
(unaudited)
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended May 31,
2021 2020 2019 2018
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $9.69 $11.02 $11.50 $10.82 $11.11 $10.73 $10.91
Income from investment
operations
b
:
Net investment income
c
. 0.21 0.39 0.27 0.38 0.37 0.41 0.40
Net realized and
unrealized gains (losses) (0.15) (1.36) (0.49) 0.67 (0.29) 0.39 (0.18)
Total from investment
operations ............. 0.06 (0.97) (0.22) 1.05 0.08 0.80 0.22
Less distributions from:
Net investment income .. (0.21) (0.36) (0.26) (0.37) (0.37) (0.42) (0.40)
Net asset value, end of
period ................ $9.54 $9.69 $11.02 $11.50 $10.82 $11.11 $10.73
Total return
d
........... 0.60% (8.80)% (1.99)% 9.84% 0.68% 7.64% 2.10%
Ratios to average net
assets
e
Expenses ............. 0.56%
f
0.62%
f
0.56%
f
0.54%
f
0.55%
f
0.58%
f
0.56%
Net investment income ... 4.27% 3.87% 3.13% 3.35% 3.35% 3.80% 3.73%
Supplemental data
Net assets, end of period
(000’s) ............... $891,208 $922,275 $1,186,382 $1,113,278 $903,694 $889,990 $748,355
Portfolio turnover rate .... 5.73% 18.77% 10.19% 9.20% 23.29% 13.91% 11.08%
a
For the period June 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Schedule of Investments (unaudited), August 31, 2023
Franklin California High Yield Municipal Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 2.9%
Commercial Services & Supplies 0.8%
a,b,c
CalPlant I LLC ,
21A, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... $ 1,370,000 $ 1,370,000
21B, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 5,220,000 5,220,000
22A, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 2,875,000 2,875,000
22B, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 250,000 250,000
22C, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 1,885,000 1,885,000
22X, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 2,830,000 2,830,000
23A, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 1,000,000 1,000,000
23B, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 890,000 890,000
23C, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 1,415,000 1,415,000
23D, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 1,230,000 1,230,000
23E, Senior Secured Note, 144A, 9.5%, 8/31/23 ........................... 1,385,000 1,385,000
20,350,000
Diversified Consumer Services 1.7%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
45,335,000 40,973,773
Electric Utilities 0.4%
c
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 10,000,000 9,564,284
Total Corporate Bonds (Cost $75,583,772) ......................................
70,888,057
Municipal Bonds 96.7%
California 86.9%
Alameda Community Facilities District ,
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/38 ........................................................ 850,000 828,561
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/43 ........................................................ 1,000,000 953,168
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/53 ........................................................ 1,000,000 911,668
California Community College Financing Authority ,
c
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 5.75%, 7/01/60 ..... 17,500,000 17,234,987
c
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 B, 7.75%, 7/01/30 ..... 2,405,000 2,221,373
c
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 C, 6.75%, 7/01/60 ..... 7,050,000 6,862,587
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/48 .......... 225,000 226,459
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 6,785,000 6,806,719
c
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 27,050,000 22,338,077
Serenity at Larkspur Apartments, Revenue, 144A, 2020 A, 5%, 2/01/50 ......... 22,525,000 17,764,841
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5%, 2/01/40 ..... 4,475,000 3,981,789
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 15,000,000 13,760,669
California County Tobacco Securitization Agency ,
Revenue, 2020 B-2, Refunding, Zero Cpn., 6/01/55 ........................ 125,010,000 20,552,431
Gold Country Settlement Funding Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 13,420,000 2,825,271
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 3,000,000 2,955,812
Sonoma County Securitization Corp., Revenue, 2020 B-2, Refunding, Zero Cpn.,
6/01/55 ........................................................ 10,000,000 2,105,269
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/37 ....... 1,265,000 1,293,167
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/38 ....... 1,125,000 1,146,970
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/44 ....... 10,375,000 10,434,595
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,060,268
Leland Stanford Junior University (The), Revenue, T-1, 5%, 3/15/39 ............ 4,185,000 4,817,857
Leland Stanford Junior University (The), Revenue, U-3, 5%, 6/01/43 ............ 5,815,000 6,641,529

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
University of the Pacific, Revenue, 2015, Refunding, 5%, 11/01/36 ............. $ 3,000,000 $ 3,068,580
c
California Enterprise Development Authority ,
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/36 250,000 222,721
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 630,000 479,433
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 845,000 611,016
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group, Revenue, 2016 A, Refunding, 4%,
3/01/39 ........................................................ 8,190,000 7,677,842
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 4%,
8/15/49 ........................................................ 3,375,000 3,000,825
El Camino Hospital, Revenue, 2017, 4%, 2/01/42 .......................... 6,500,000 6,131,653
El Camino Hospital, Revenue, 2017, 5%, 2/01/42 .......................... 5,000,000 5,115,958
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2014 A, 5%, 8/15/43 .............................................. 7,160,000 7,232,544
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,485,000 12,766,640
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 52,687 50,872
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,820,636 4,435,269
c
Redwood Gardens Renewal LP, Revenue, 144A, 2021 N-S, 4%, 3/01/37 ........ 3,165,000 2,552,291
c,d
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-S, Mandatory Put, 4.5%,
9/01/36 ........................................................ 4,000,000 3,473,783
c
California Infrastructure & Economic Development Bank ,
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc., Revenue, 144A,
2016 A, 5%, 1/01/47 .............................................. 10,360,000 7,644,557
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,600,000 1,247,300
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 1,817,675
California Municipal Finance Authority ,
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 16,700,000 13,661,826
c,d
Revenue, 144A, 2023 B-1, Mandatory Put, 7%, 4/01/33 ..................... 20,770,000 20,386,420
c,d
Revenue, 144A, 2023 B-2, Mandatory Put, 7%, 4/01/33 ..................... 13,825,000 13,523,243
c
Revenue, 144A, 2023, II, 7%, 7/01/51 .................................. 12,655,000 11,936,069
Special Tax, 2021 B, 4%, 9/01/41 ...................................... 900,000 800,100
Special Tax, 2022 B, Refunding, 6%, 9/01/52 ............................. 2,920,000 2,932,528
Special Tax, 2022 B, Refunding, 6.3%, 9/01/52 ............................ 1,205,000 1,230,866
Special Tax, 2022 C, 6.25%, 9/01/52 ................................... 4,050,000 3,987,325
Special Tax, 2022 D, 6.125%, 9/01/52 .................................. 6,885,000 6,973,822
1717 University Associates LLC, Revenue, 2020 A-S, 5%, 9/01/57 ............. 1,175,000 912,431
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 1,810,153
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group,
Revenue, 2016 A, Refunding, 5%, 6/01/36 ............................. 3,000,000 3,019,364
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/36 ............... 1,100,000 1,127,614
Biola University, Inc., Revenue, 2017, Refunding, 5%, 10/01/39 ............... 1,000,000 1,015,038
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/35 ..................... 600,000 603,128
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/50 ..................... 3,250,000 3,252,407
c
California Baptist University, Revenue, 144A, 2015 A, 5.375%, 11/01/40 ......... 5,000,000 5,030,411
c
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 10,000,000 10,045,524
c
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,506,341
c
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 6,952,684
c
Capital Christian Center, Revenue, 144A, 2021 B, Refunding, 4%, 10/01/37 ...... 8,150,000 6,447,733
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5%, 8/15/30 ..... 1,000,000 1,009,630
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/39 ... 1,200,000 1,208,529
Caritas Affordable Housing, Inc., Revenue, Senior Lien, 2014 A, 5.25%, 8/15/49 ... 3,500,000 3,518,864
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 4,955,198
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/51 ................ 550,000 394,133
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/54 ................ 2,585,000 1,806,075

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/40 ......................... $ 1,500,000 $ 1,517,537
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 9,533,120
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/39 . 1,120,000 1,048,218
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 4,290,000 3,805,095
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/54 . 1,875,000 1,633,469
Community Facilities District No. 2021-11, Special Tax, 2022, 5%, 9/01/52 ....... 2,500,000 2,393,964
Community Facilities District No. 2021-13, Special Tax, 2022, 5%, 9/01/42 ....... 1,000,000 992,738
Community Facilities District No. 2021-13, Special Tax, 2022, 5%, 9/01/52 ....... 5,150,000 4,916,886
Community Facilities District No. 2021-6 Improvement Area No. 2, Special Tax, 2022,
6%, 9/01/52 .................................................... 4,350,000 4,420,108
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 3%,
12/01/23 ....................................................... 100,000 99,332
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 4%,
12/01/26 ....................................................... 200,000 194,574
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/27 ....................................................... 100,000 101,573
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/29 ....................................................... 50,000 51,291
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/31 ....................................................... 130,000 133,748
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/36 ....................................................... 350,000 350,958
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/54 ....................................................... 2,000,000 1,854,092
Community Hospitals of Central California Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 2/01/40 ............................................ 5,000,000 5,130,873
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 9,243,519
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 2,519,669
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... 480,000 426,790
c
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4%, 11/01/36 ....... 1,395,000 1,185,587
c
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4.5%, 11/01/46 ...... 1,600,000 1,296,494
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,147,749
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 6,738,833
Developmental Services Support Foundation, Revenue, 2019 A, Refunding, 5%,
5/01/49 ........................................................ 2,895,000 2,956,081
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/37 ......... 2,625,000 2,672,856
Eisenhower Medical Center, Revenue, 2017 B, Refunding, 5%, 7/01/47 ......... 5,000,000 4,980,880
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 5%, 10/01/44 5,500,000 5,561,731
HumanGood California Obligated Group, Revenue, 2021, 3%, 10/01/49 ......... 5,000,000 3,413,650
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 9,965,000 10,238,318
c
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 2,050,000 2,014,050
c
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 2,606,572
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 13,915,000 13,922,625
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 5,190,125
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 22,250,000 21,979,393
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/49 ....... 4,165,000 4,030,611
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... 1,100,000 1,103,972
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 945,603
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 2,737,014
c
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 516,407
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/31 .. 1,000,000 1,005,415
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/36 .. 2,750,000 2,719,055
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/41 .. 1,750,000 1,651,264

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 3.875%, 7/01/28 $ 855,000 $ 815,950
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/38 .. 1,100,000 1,063,042
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/49 .. 3,600,000 3,243,238
ROP WMCC LLC, Revenue, 2013 A, Pre-Refunded, 5.625%, 11/15/33 .......... 1,000,000 1,004,469
c
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.125%, 7/01/35 ............ 450,000 444,278
c
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.375%, 7/01/45 ............ 1,400,000 1,390,109
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.5%, 12/01/33 ..................................... 3,115,000 3,126,760
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 7,000,000 7,019,303
c
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/41 ............... 925,000 858,026
c
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/51 ............... 1,385,000 1,217,326
c
STREAM Charter School, Revenue, 144A, 2020 B, 6.4%, 6/15/32 ............. 790,000 740,324
c
California Pollution Control Financing Authority ,
b
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ 3,500,000 175,000
b
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 650,000
b
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 575,000
b
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 4,500,000 585,000
Poseidon Resources Channelside LP, Revenue, 144A, 2012, 5%, 11/21/45 ...... 21,685,000 21,171,762
b
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 1,165,000 699,000
b
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,425,000 3,254,952
California Public Finance Authority ,
c
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 3,196,284
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/37 ....................................................... 1,100,000 1,109,186
c
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/36 ....................................................... 1,000,000 968,937
c
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/56 ....................................................... 2,000,000 1,718,421
c
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 B-1, Refunding, 3.125%,
5/15/29 ........................................................ 2,510,000 2,376,942
c
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group, Revenue, 144A, 2016 C,
5%, 7/01/46 .................................................... 10,000,000 9,861,379
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/41 ....... 500,000 381,713
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 ....... 2,835,000 1,956,862
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 ....... 3,675,000 2,391,286
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/35 ........................................................ 1,000,000 1,009,825
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/45 ........................................................ 1,100,000 1,077,638
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, 5%, 8/01/41 ...... 2,010,000 2,009,968
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, Pre-Refunded, 5%,
8/01/41 ........................................................ 190,000 196,285
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A, 6.25%,
4/01/52 ........................................................ 2,000,000 1,963,323
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A,
6.375%, 4/01/62 ................................................. 2,000,000 1,970,236
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/37 ....................................................... 1,485,000 1,491,814
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/44 ....................................................... 5,610,000 5,402,645
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 500,000 493,339
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,570,000 3,352,672
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... 1,000,000 885,581

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... $ 1,710,000 $ 1,474,678
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... 225,000 218,121
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... 1,275,000 1,172,683
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ 2,000,000 1,973,768
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 5,750,000 5,534,382
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/35 . 2,525,000 2,552,568
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/45 . 3,500,000 3,371,037
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,004,051
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 1,661,594
iLEAD Lancaster, Revenue, 144A, 2021 A, 4%, 6/01/31 ..................... 250,000 229,570
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/41 ..................... 435,000 403,084
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/51 ..................... 600,000 533,378
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/61 ..................... 1,320,000 1,130,438
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 4.5%, 7/01/32 . 615,000 594,518
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/42 ... 2,140,000 1,996,339
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/52 ... 3,175,000 2,817,047
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5.125%, 7/01/62 8,125,000 7,146,494
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/35 1,200,000 1,220,772
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/45 1,675,000 1,678,766
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2017 A, 5%, 7/01/47 1,500,000 1,504,176
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/39 1,000,000 1,020,165
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/49 1,000,000 1,002,092
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 2,300,000 2,296,107
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 2,050,000 1,923,014
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 3%, 7/01/30 ..... 365,000 323,224
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/45 ..... 1,200,000 1,094,366
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/55 ..... 1,235,000 1,080,896
Lighthouse Community Public Schools Obligated Group, Revenue, 144A, 2022 A,
6.375%, 6/01/52 ................................................. 1,250,000 1,266,287
Lighthouse Community Public Schools Obligated Group, Revenue, 144A, 2022 A,
6.5%, 6/01/62 ................................................... 1,500,000 1,518,386
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/31 ....... 1,000,000 959,531
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/36 ....... 1,670,000 1,520,879
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/51 ....... 16,730,000 13,196,781
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/55 ....... 1,400,000 1,079,613
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding, 5%,
6/01/33 ........................................................ 650,000 643,536
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding,
5.625%, 6/01/43 ................................................. 560,000 552,074
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding,
5.875%, 6/01/53 ................................................. 600,000 590,001
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5%, 8/01/33 ............................................ 815,000 826,203
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5.25%, 8/01/38 ......................................... 500,000 494,882
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5.5%, 8/01/43 .......................................... 550,000 550,801
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5.5%, 8/01/47 .......................................... 525,000 516,739
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 1,250,000 1,255,087
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ 2,000,000 1,907,640
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 1,755,891
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,162,119
River Springs Charter School, Inc., Revenue, 144A, 2023 A, 5.75%, 7/01/42 ...... 995,000 996,148

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5%, 6/01/34 .... $ 750,000 $ 752,797
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.125%, 6/01/47 . 845,000 784,204
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.25%, 6/01/52 .. 2,440,000 2,265,974
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/30 .... 315,000 318,076
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/37 .... 360,000 351,491
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/31 ........................................................ 260,000 243,467
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/41 ........................................................ 600,000 491,124
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/51 ........................................................ 800,000 598,057
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/61 ........................................................ 1,300,000 921,947
Summit Public Schools Obligated Group, Revenue, 144A, 2017, Refunding, 5%,
6/01/47 ........................................................ 1,500,000 1,328,596
California Statewide Communities Development Authority ,
Revenue, 2015 R-1, Refunding, 5%, 9/02/40 ............................. 2,230,000 2,245,196
Special Assessment, 2016 A, 5%, 9/02/36 ............................... 1,035,000 1,057,188
Special Assessment, 2017 A, 4%, 9/02/27 ............................... 1,305,000 1,302,451
Special Assessment, 2017 A, 5%, 9/02/37 ............................... 1,970,000 2,016,649
Special Assessment, 2017 A, 5%, 9/02/46 ............................... 2,455,000 2,473,255
Special Assessment, 2017 B, 5%, 9/02/37 ............................... 3,260,000 3,337,196
Special Assessment, 2017 B, 5%, 9/02/47 ............................... 2,520,000 2,537,444
Special Assessment, 2017 C, 5%, 9/02/37 ............................... 4,405,000 4,514,174
Special Assessment, 2018 A, 5%, 9/02/38 ............................... 2,150,000 2,197,091
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,745,000 3,768,435
Special Assessment, 2018 B, 5%, 9/02/38 ............................... 2,760,000 2,822,928
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 4,690,000 4,742,499
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 4,605,000 4,629,236
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 5,765,000 5,896,441
Special Assessment, 2018 C, 5%, 9/02/48 ............................... 6,605,000 6,636,859
Special Assessment, 2019 A, 5%, 9/02/39 ............................... 1,600,000 1,642,449
Special Assessment, 2019 A, 5%, 9/02/44 ............................... 940,000 953,456
Special Assessment, 2019 B, 5%, 9/02/44 ............................... 1,150,000 1,165,863
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 873,000
Special Assessment, 2020 A, 5%, 9/02/40 ............................... 1,250,000 1,276,033
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 900,000 740,893
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 998,292
Special Assessment, 2020 B, 4%, 9/02/40 ............................... 565,000 486,849
Special Assessment, 2020 B, 4%, 9/02/50 ............................... 695,000 559,360
Special Assessment, 2021 A, 4%, 9/02/41 ............................... 995,000 836,115
Special Assessment, 2021 A, 4%, 9/02/51 ............................... 3,275,000 2,506,228
Special Assessment, 2021 B, 4%, 9/02/41 ............................... 3,285,000 2,859,885
Special Assessment, 2021 B, 4%, 9/02/51 ............................... 5,150,000 4,143,395
Special Assessment, 2021 C-1, 4%, 9/02/41 .............................. 2,435,000 2,068,688
Special Assessment, 2021 C-1, 4%, 9/02/51 .............................. 3,610,000 2,838,664
Special Assessment, 2021 C-2, 5%, 9/02/41 .............................. 3,375,000 2,696,610
Special Assessment, 2021 C-2, 5.5%, 9/02/51 ............................ 3,575,000 2,584,532
Special Assessment, 2022 B, 5%, 9/02/42 ............................... 3,000,000 2,924,624
Special Assessment, 2022 B, 5%, 9/02/52 ............................... 3,000,000 2,817,840
Special Assessment, 2022 C, 5.375%, 9/02/52 ............................ 2,000,000 1,895,419
e
Special Assessment, 2023 D, 5.5%, 9/02/53 .............................. 1,000,000 986,908
Special Tax, 2023 C-1, 5.25%, 9/02/53 .................................. 3,000,000 2,786,605
Aldersly Obligated Group, Revenue, 2015 A, Pre-Refunded, 5%, 5/15/32 ........ 750,000 771,896
Aldersly Obligated Group, Revenue, 2015 A, Pre-Refunded, 5%, 5/15/40 ........ 1,010,000 1,039,487
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,034,587

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... $ 3,810,000 $ 3,823,893
c
California Baptist University, Revenue, 144A, 2014 A, 5.125%, 11/01/23 ......... 115,000 115,026
c
California Baptist University, Revenue, 144A, 2014 A, 6.125%, 11/01/33 ......... 1,565,000 1,569,764
c
California Baptist University, Revenue, 144A, 2014 A, 6.375%, 11/01/43 ......... 4,035,000 4,044,028
c
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/32 ... 1,135,000 1,155,794
c
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/41 ... 1,875,000 1,826,853
Cedars-Sinai Medical Center Obligated Group, Revenue, 2018, 4%, 7/01/48 ..... 6,000,000 5,415,293
CHF-Irvine LLC, Revenue, 2016, Refunding, 5%, 5/15/40 .................... 1,500,000 1,517,974
CHF-Irvine LLC, Revenue, 2017, 5%, 5/15/42 ............................ 710,000 718,539
Community Facilities District No. 2016-02, Special Tax, 2016 A, 5%, 9/01/46 ...... 10,860,000 10,909,853
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 1,230,000 1,257,433
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... 3,000,000 3,015,884
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/40 ....... 3,845,000 3,389,111
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/50 ....... 3,845,000 3,164,417
Community Facilities District No. 2016-02, Special Tax, 2022, 5.5%, 9/01/52 ...... 7,500,000 7,406,177
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,710,000 1,743,229
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 2,010,518
Community Facilities District No. 2022-07 Improvement Area No. 1, Special Tax,
2023, 5%, 9/01/53 ................................................ 1,485,000 1,359,764
Enloe Medical Center Obligated Group, Revenue, 2015, Pre-Refunded, California
Mortgage Insured, 5%, 8/15/38 ...................................... 6,000,000 6,295,463
Eskaton Properties, Inc. Obligated Group, Revenue, 2012, 5.25%, 11/15/34 ...... 4,350,000 4,324,206
c
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 11,742,705
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/34 ......... 375,000 366,146
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 909,001
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... 1,245,000 1,221,793
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 45,755,000 44,762,780
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 6,250,000 6,254,477
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 1,500,000 1,268,732
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 5%, 1/01/48 ............................................ 5,000,000 5,042,197
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 4,325,000 4,198,040
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 8,000,000 7,525,987
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 2,635,000 2,453,861
Chino Community Facilities District , City of Chino Community Facilities District No.
2003-3 Improvement Area No. 6 , Special Tax , 2015 , 5% , 9/01/45 .............. 1,665,000 1,671,061
c
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 144A,
2022 A, 4%, 9/01/52 .............................................. 5,270,000 4,276,031
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2022 A,
5%, 9/01/37 .................................................... 385,000 383,968
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2022 A,
5%, 9/01/52 .................................................... 2,000,000 1,837,596
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2022 B,
5%, 9/01/52 .................................................... 1,000,000 905,511
City of Dixon , Community Facilities District No. 2013-1 Parklane , Special Tax , 2019 ,
5% , 9/01/49 ...................................................... 2,400,000 2,413,944
City of Dublin ,
Community Facilities District No. 2015-1, Special Tax, 2019, 5%, 9/01/39 ........ 2,765,000 2,838,323
Community Facilities District No. 2015-1 Improvement Area No. 1, Special Tax, 2017,
5%, 9/01/47 .................................................... 500,000 502,918
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/44 .................................................... 3,425,000 3,474,004

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Dublin, (continued)
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/49 .................................................... $ 4,100,000 $ 4,130,169
City of Fairfield , Community Facilities District No. 2016-1 , Special Tax , 2019 A , 5% ,
9/01/44 ......................................................... 1,000,000 1,000,362
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ 1,500,000 1,509,357
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,634,635
City of Fremont ,
Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%, 9/01/40 .... 4,655,000 4,684,037
Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%, 9/01/45 .... 3,255,000 3,266,848
City of Fullerton ,
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/34 ............ 1,075,000 1,075,816
Community Facilities District No. 2, Special Tax, 2014, 5%, 9/01/44 ............ 2,450,000 2,450,293
City of Irvine ,
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/39 ........ 1,000,000 1,005,643
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/44 ........ 1,500,000 1,504,968
Community Facilities District No. 2013-3, Special Tax, 2014, 5%, 9/01/49 ........ 2,750,000 2,756,632
Community Facilities District No. 2013-3, Special Tax, 2018, 5%, 9/01/43 ........ 5,000,000 5,075,894
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,767,577
City of Long Beach ,
Marina System, Revenue, 2015, 5%, 5/15/34 ............................. 1,300,000 1,318,033
Marina System, Revenue, 2015, 5%, 5/15/40 ............................. 3,500,000 3,512,280
Marina System, Revenue, 2015, 5%, 5/15/45 ............................. 2,500,000 2,502,407
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 .......
5,525,000 5,174,496
City of Murrieta , Community Facilities District No. 2005-5 Golden City , Special Tax ,
2018 , 5% , 9/01/48 ................................................. 3,740,000 3,761,312
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,012,244
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... 500,000 503,458
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 4,500,000 2,661,020
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,000,000 1,774,075
City of Palm Desert , Community Facilities District No. 2021-1 , Special Tax , 2021 ,
Refunding , 4% , 9/01/41 ............................................. 450,000 396,613
City of Rancho Cordova ,
Community Facilities District No. 2014-1, Special Tax, 2022, 5%, 9/01/51 ........ 1,200,000 1,172,504
Ranch Community Facilities District No. 2021-1 Improvement Area No. 1, Special
Tax, 2022, 5.25%, 9/01/52 .......................................... 2,000,000 1,951,256
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,206,807
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... 1,250,000 1,254,080
City of Roseville ,
Creekview Community Facilities District No. 1, Special Tax, 2020, 5%, 9/01/40 .... 630,000 638,238
Creekview Community Facilities District No. 1 Improvement Area No. 1, Special Tax,
2020, 5%, 9/01/45 ................................................ 1,280,000 1,283,317
Creekview Community Facilities District No. 1 Improvement Area No. 2, Special Tax,
2023, 5%, 9/01/43 ................................................ 500,000 483,712
Creekview Community Facilities District No. 1 Improvement Area No. 2, Special Tax,
2023, 5.25%, 9/01/53 ............................................. 1,850,000 1,790,227
c
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ 1,265,000 1,316,806

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
c
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ $ 6,500,000 $ 6,542,614
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 1,950,000 1,994,004
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ 6,415,000 6,545,234
Ranch at Sierra Vista Community Facilities District No. 1, Special Tax, 2020, 4%,
9/01/40 ........................................................ 575,000 517,164
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/39 ........................................................ 440,000 450,045
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 1,000,000 1,011,189
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2021, 4%,
9/01/41 ........................................................ 400,000 354,287
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 3,870,000 3,878,547
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 500,000 504,493
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,108,396
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 1,887,687
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,613,739
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 3,800,000 3,822,078
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/32 ........................................................ 1,120,000 1,143,531
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/33 ........................................................ 1,000,000 1,020,874
Westpark Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,265,389
City of Sacramento ,
Greenbriar Community Facilities District No. 2018-03, Special Tax, 2021, 4%, 9/01/41 1,000,000 887,903
c
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/32 ................................................ 300,000 311,917
c
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/37 ................................................ 710,000 726,812
c
Natomas Meadows Community Facilities District No. 2007-1, Special Tax, 144A,
2017, 5%, 9/01/47 ................................................ 1,900,000 1,911,772
North Natomas Community Facilities District No. 4, Special Tax, 2013 E, Refunding,
5.25%, 9/01/33 .................................................. 2,725,000 2,741,853
City of San Clemente ,
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/40 ........ 1,745,000 1,765,132
Community Facilities District No. 2006-1, Special Tax, 2015, 5%, 9/01/46 ........ 2,445,000 2,460,926
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. 450,000 444,422
City of San Francisco , 5.25% , 9/01/49 ....................................
14,000,000 10,248,812
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 445,000 451,010
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,478,661
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/36 ........
1,525,000 1,600,979
City of Woodland , Community Facilities District No. 2004-1 , Special Tax , 2019 , 5% ,
9/01/44 ......................................................... 1,470,000 1,484,013
City of Yucaipa ,
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5%, 9/01/26 . 1,000,000 1,002,650
Community Facilities District No. 98-1, Special Tax, 2011, Refunding, 5.375%,
9/01/30 ........................................................ 1,800,000 1,806,356

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Clovis Unified School District ,
GO, 2004 A, NATL Insured, ETM, Zero Cpn., 8/01/27 ....................... $ 1,205,000 $ 1,065,190
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/27 ........................... 6,295,000 5,487,647
GO, 2004 A, NATL Insured, Zero Cpn., 8/01/28 ........................... 3,000,000 2,524,142
c
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 13,980,000 11,071,687
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 39,885,000 29,385,369
c
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,690,000 7,265,261
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 22,280,000 16,882,342
Coachella Valley Unified School District ,
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/42 .......................... 8,500,000 3,491,998
GO, 2012 D, AGMC Insured, Zero Cpn., 8/01/43 .......................... 3,000,000 1,170,592
Corona-Norco Unified School District , Community Facilities District No. 05-1 , Special
Tax , 2016 , Refunding , 5% , 9/01/36 ..................................... 500,000 511,001
Cotati-Rohnert Park Unified School District , GO , A , Pre-Refunded , BAM Insured , 5% ,
8/01/45 ......................................................... 4,000,000 4,136,059
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2018 , 5% ,
9/01/48 ......................................................... 2,850,000 2,862,262
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 4,295,000 4,337,427
County of Madera ,
Community Facilities District No. 2021-1 Improvement Area No. 1, Special Tax, 2022,
5.875%, 9/01/53 ................................................. 1,100,000 1,054,396
Community Facilities District No. 2021-1 Improvement Area No. 2, Special Tax, 2022,
5.75%, 9/01/53 .................................................. 3,080,000 2,952,652
Community Facilities District No. 2021-1 Improvement Area No. 2, Special Tax, 2022,
5.875%, 9/01/53 ................................................. 1,100,000 1,054,395
County of San Bernardino ,
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/40 1,000,000 1,006,238
Community Facilities District No. 2006-1, Special Tax, 2015, Refunding, 5%, 9/01/45 1,000,000 1,003,640
c
CSCDA Community Improvement Authority ,
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 16,000,000 13,254,873
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 10,000,000 7,091,732
Theo Apartments, Revenue, 144A, 2021 B, 4%, 5/01/57 ..................... 10,000,000 6,832,217
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 31,800,000 19,892,945
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ 4,375,000 4,377,065
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 1,917,649
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn., 12/01/28 ....
11,205,000 8,415,305
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn., 8/01/29 ....
2,400,000 1,926,759
c
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4%, 9/01/51 .. 1,245,000 1,000,130
Community Facilities District No. 2020-1, Special Tax, 144A, 2021 A, 4.5%, 9/01/51 2,500,000 2,078,122
c
Fairfield Community Facilities District ,
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1,
Special Tax, 144A, 2020 A, 5%, 9/01/35 ............................... 1,000,000 1,045,177
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1,
Special Tax, 144A, 2020 A, 5%, 9/01/50 ............................... 3,255,000 3,244,659
f,g
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN, 2019-ML06, XCA, 1.105%, 7/25/35 ................................ 133,895,494 8,795,595
c
144A, FRN, 2020-ML07, XCA, 2.132%, 1/25/37 ........................... 120,620,844 16,892,949

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 $ 3,280,000 $ 3,281,480
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 530,000 553,052
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/38 850,000 864,429
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,674,951
City of Folsom Community Facilities District No. 23, Special Tax, 2020, 4%, 9/01/40 1,245,000 1,113,128
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 75,000,000 31,056,990
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 25,000,000 22,394,187
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 17,500,000 14,220,425
Revenue, 2015 A, Refunding, Zero Cpn., 1/15/33 .......................... 19,000,000 13,084,871
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 4,979,000 4,674,911
Hanford Joint Union High School District ,
GO, B, AGMC Insured, Zero Cpn., 8/01/32 ............................... 3,635,000 2,613,395
GO, B, AGMC Insured, Zero Cpn., 8/01/33 ............................... 3,705,000 2,552,007
GO, B, AGMC Insured, Zero Cpn., 8/01/35 ............................... 4,120,000 2,569,608
Hartnell Community College District , GO , 2009 D , Zero Cpn., 8/01/49 ............
10,000,000 2,818,595
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 3,726,090
Independent Cities Finance Authority ,
Augusta Communities III LLC, Revenue, 2021, Refunding, 4%, 11/15/56 ........ 8,160,000 5,812,637
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/44 ....... 2,015,000 2,024,630
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/49 ....... 4,800,000 4,820,524
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/56 ............. 4,000,000 2,674,745
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 3,000,000 3,042,834
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 5,026,909
San Juan Mobile Estates, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 4,918,605
Indio Community Facilities District , City of Indio Community Facilities District No. 2004-
3 Improvement Area No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 .......... 1,135,000 1,155,052
Inland Valley Development Agency ,
Tax Allocation, 2014 A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 7,543,898
Tax Allocation, 2014 A, Refunding, 5%, 9/01/44 ........................... 9,000,000 9,013,102
Irvine Facilities Financing Authority , City of Irvine Community Facilities District No.
2013-3 , Special Tax , 2023 A , BAM Insured , 4% , 9/01/58 ..................... 16,500,000 15,465,796
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 A, 5%, 9/01/42 ........ 690,000 698,448
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/42 ........ 995,000 1,007,183
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/51 ........ 2,485,000 2,488,941
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 995,000 1,002,241
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 9/01/49 ........ 995,000 1,000,821
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 3,975,000 3,998,254
Jurupa Public Financing Authority ,
Special Tax, 2014 A, Refunding, 5%, 9/01/42 ............................. 2,220,000 2,238,293
Special Tax, 2015 A, Refunding, 5%, 9/01/43 ............................. 4,000,000 4,118,527
Special Tax, Sub. Lien, 2015 B, Refunding, 5%, 9/01/40 ..................... 4,000,000 4,024,951
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 2,648,472
Lake Tahoe Unified School District , GO , 2012 , Zero Cpn., 8/01/40 ...............
1,140,000 1,091,403
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1, Special Tax, 2017, 5%, 9/01/47 ........ 1,250,000 1,258,645
Community Facilities District No. 2014-1 Improvement Area No. 1, Special Tax, 2017,
5%, 9/01/42 .................................................... 2,750,000 2,789,666
Las Virgenes Unified School District , GO , 2011 C , Zero Cpn., 8/01/33 ............
8,050,000 8,655,838
Lathrop Financing Authority ,
Special Tax, 2013 A, Refunding, 6%, 9/02/28 ............................. 1,010,000 1,010,000

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lathrop Financing Authority, (continued)
Special Tax, 2013 A, Refunding, 6%, 9/02/29 ............................. $ 1,070,000 $ 1,070,000
Special Tax, 2013 A, Refunding, 6%, 9/02/30 ............................. 1,075,000 1,075,000
Special Tax, 2013 A, Refunding, 5.5%, 9/02/35 ............................ 3,670,000 3,670,000
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien, 2013 B, 5.25%, 9/01/32 .......................... 1,145,000 1,146,031
Special Tax, Junior Lien, 2013 B, 5.375%, 9/01/35 ......................... 790,000 790,715
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,030,332
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/45 .....
6,500,000 5,903,113
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............
4,630,000 4,809,440
Los Alamitos Unified School District ,
COP, 2012, Zero Cpn., 8/01/34 ....................................... 1,500,000 1,625,928
COP, 2012, Zero Cpn., 8/01/42 ....................................... 4,500,000 4,711,618
Mendocino-Lake Community College District ,
GO, 2011 B, AGMC Insured, 6.55%, 8/01/36 ............................. 5,150,000 6,275,370
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/40 ........................... 7,500,000 8,159,221
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2018, 5%, 9/01/48 ........ 1,500,000 1,507,888
Community Facilities District No. 2011-1 Improvement Area No. 3, Special Tax, 2018,
5%, 9/01/43 .................................................... 1,000,000 1,011,630
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,169,220
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,217,448
Moreno Valley Unified School District , Community Facilities District No. 2015-3 , Special
Tax , 2019 , 4.125% , 9/01/48 .......................................... 360,000 312,568
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
32,300,000 38,380,394
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/36 ............................... 2,250,000 2,319,819
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 2,500,000 2,568,527
Revenue, 2017 A, Refunding, BAM Insured, 4%, 3/01/42 .................... 5,000,000 4,682,505
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ...................
6,600,000 7,972,184
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%,
8/15/34 ........................................................ 1,495,000 1,528,532
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A,
5.25%, 8/15/45 .................................................. 4,880,000 4,933,192
County of Orange Community Facilities District No. 2017-1, Special Tax, 2018 A, 5%,
8/15/47 ........................................................ 11,550,000 11,677,007
Palomar Health ,
Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/39 .................. 12,190,000 12,270,481
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... 5,000,000 4,465,453
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 4,910,531
Paso Robles Joint Unified School District , GO , 2010 A , Zero Cpn., 9/01/45 ........
15,000,000 5,146,786
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,504,284
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 A, Refunding, 5.375%,
9/01/33 ........................................................ 1,925,000 1,926,951
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,140,000 3,939,006
Community Facilities District No. 2002-1, Special Tax, 2013 B, Refunding, 5.25%,
9/01/33 ........................................................ 3,745,000 3,748,574
Community Facilities District No. 2014-1, Special Tax, 2018 A, 4%, 9/01/48 ...... 1,530,000 1,307,265

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 ..............
$ 2,750,000 $ 3,299,372
Richland School District , GO , 2009 C , AGMC Insured , Zero Cpn., 8/01/49 .........
22,000,000 5,764,524
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/42 ..........
13,000,000 15,129,962
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/33 ............................................ 1,625,000 1,682,307
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/38 ............................................ 1,000,000 1,008,994
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/48 ............................................ 1,190,000 1,176,632
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 2, Special Tax, 2022,
5.75%, 9/01/52 .................................................. 4,250,000 4,128,883
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/34 ..... 860,000 707,979
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/35 ..... 925,000 741,295
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,500,000 1,245,572
Riverbank Unified School District ,
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 6,690,000 3,414,402
GO, 2008 B, AGMC Insured, Zero Cpn., 8/01/43 ........................... 8,750,000 3,367,163
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,516,313
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , Zero
Cpn., 6/01/43 ..................................................... 7,500,000 2,767,315
Riverside Public Financing Authority , Loc Measure A Sales Tax , COP , 2013 ,
Refunding , AGMC Insured , 5% , 6/01/33 ................................. 4,280,000 4,289,765
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 4,758,524
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,021,125
Community Facilities District No. 2004-1 Improvement Area No. 3, Special Tax, 2013,
5%, 9/01/36 .................................................... 1,500,000 1,500,636
Rowland Unified School District ,
GO, 2009 B, Zero Cpn., 8/01/34 ....................................... 5,000,000 3,178,708
GO, 2009 B, Zero Cpn., 8/01/39 ....................................... 15,000,000 7,188,839
GO, 2009 B, Zero Cpn., 8/01/42 ....................................... 10,750,000 4,473,818
San Bernardino Community College District ,
GO, 2008 D, Pre-Refunded, 5%, 8/01/48 ................................ 3,760,000 3,894,960
GO, 2009 B, Zero Cpn., 8/01/44 ....................................... 12,495,000 4,555,697
San Diego Unified School District ,
GO, 2010 C, Zero Cpn., 7/01/47 ....................................... 26,025,000 21,973,785
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 6,940,000 4,862,031
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 13,500,000 9,427,725
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 5,806,420
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 10,000,000 10,275,378
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 10,000,000 10,213,180
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 34,520,000 35,230,408
San Francisco City & County Redevelopment Agency Successor Agency ,
c
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/26 .......................... 3,000,000 2,629,608
c
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/31 .......................... 6,000,000 4,121,087
c
Tax Allocation, 144A, 2016 D, Zero Cpn., 8/01/43 .......................... 16,500,000 6,241,942
Community Facilities District No. 6, Special Tax, 2013 C, Zero Cpn., 8/01/43 ...... 10,000,000 3,131,010
Mission Bay South Redevelopment Area Tax Increment Financing District, Tax
Allocation, 2014 A, 5%, 8/01/43 ...................................... 2,500,000 2,538,355

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... $ 19,475,000 $ 17,734,640
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/32 ............... 50,225,000 35,597,823
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/28 ........................... 19,150,000 16,766,108
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 11,925,000 12,065,822
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 98,070,000 99,119,467
Santa Barbara Unified School District , GO , 2011 A , 7% , 8/01/36 ................
8,000,000 10,662,031
Santa Margarita Water District ,
Community Facilities District No. 2013-1, Special Tax, 2013, Refunding, 5.625%,
9/01/36 ........................................................ 2,875,000 2,875,000
Community Facilities District No. 2013-1, Special Tax, 2013, Refunding, 5.625%,
9/01/43 ........................................................ 9,600,000 9,600,000
Saugus/Hart School Facilities Financing Authority , Community Facilities District No.
2006-1 , Special Tax , 2016 , Refunding , 5% , 9/01/41 ........................ 2,485,000 2,497,193
Saugus-Castaic School Facilities Financing Authority ,
Community Facilities District No. 2006-1C, Special Tax, 2013, Refunding, 5.875%,
9/01/33 ........................................................ 1,365,000 1,365,000
Community Facilities District No. 2006-1C, Special Tax, 2013, Refunding, 6%,
9/01/43 ........................................................ 3,355,000 3,355,000
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/49
15,015,000 3,951,112
St. Helena Unified School District , GO , 2011 B , Zero Cpn., 6/01/36 ..............
10,000,000 11,384,803
Sulphur Springs Union School District , Community Facilities District No. 2006-1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 2,820,000 2,847,837
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn., 8/01/49 .........
17,505,000 4,619,830
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 B-2 , 2 , Refunding , Zero Cpn.,
6/01/60 ......................................................... 24,900,000 3,592,129
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 10,000,000 1,924,518
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 C, Zero Cpn.,
6/01/46 ........................................................ 25,000,000 4,454,913
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1, 2,
Refunding, 5%, 6/01/48 ............................................ 9,485,000 9,644,879
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn., 8/01/34 ..............
5,640,000 3,296,284
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/33 ........................................................ 1,610,000 1,672,650
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/38 ........................................................ 2,385,000 2,417,004
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/43 ........................................................ 5,500,000 5,510,691
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2018, 5%,
9/01/48 ........................................................ 6,490,000 6,372,039
City of Tracy Community Facilities District No. 2016-01, Special Tax, 2020, 4%,
9/01/45 ........................................................ 1,280,000 1,121,974
Community Facilities District No. 2016-01 Improvement Area No. 1, Special Tax,
2019, 5%, 9/01/49 ................................................ 1,960,000 1,927,281
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 556,890
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 2,945,000 2,876,638
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,475,000 4,245,387
Community Facilities District No. 04-1, Special Tax, 2005, 5.2%, 9/01/25 ........ 1,955,000 1,916,433
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,718,958

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 06-1, Special Tax, 2015 A, Refunding,
5%, 9/01/37 .................................................... $ 1,000,000 $ 1,021,873
City of Tustin Community Facilities District No. 14-1, Special Tax, 2015 A, 5%,
9/01/40 ........................................................ 750,000 754,537
City of Tustin Community Facilities District No. 14-1, Special Tax, 2015 A, 5%,
9/01/45 ........................................................ 1,000,000 1,002,888
Val Verde Unified School District ,
Special Tax, 2015, Refunding, 5%, 9/01/29 ............................... 3,200,000 3,260,963
Special Tax, 2015, Refunding, 5%, 9/01/37 ............................... 2,000,000 2,017,478
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
2,135,000 2,139,834
Victor Valley Community College District , GO , 2008 C , Zero Cpn., 6/01/49 .........
11,940,000 3,380,767
Washington Township Health Care District ,
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 1,858,689
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... 1,900,000 1,724,753
Westside Union School District , Community Facilities District No. 2018-1 , Special Tax ,
2021 , 4% , 9/01/46 ................................................. 360,000 305,765
2,146,215,091
Florida 0.6%
c,d
Florida Development Finance Corp. ,
Brightline Florida Holdings LLC, Revenue, 144A, 2023 A, Refunding, Mandatory Put,
7.5%, 8/15/24 ................................................... 7,250,000 7,138,247
Brightline Trains Florida LLC, Revenue, 144A, 2022 A, Refunding, Mandatory Put,
7.25%, 10/03/23 ................................................. 7,250,000 7,398,745
14,536,992
Minnesota 0.1%
c
City of Fridley , Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 B-2 , 9% ,
6/01/41 ......................................................... 3,250,000 3,179,893
Texas 0.4%
c
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Junior Lien , 144A, 2022 B , 6.25% , 12/01/54 .............................. 10,000,000 8,948,274
Virgin Islands 0.2%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 5,500,000 5,469,762
Virginia 0.2%
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 5,250,000 4,938,409
Wisconsin 0.7%
c
Public Finance Authority ,
FAH Tree House LLC, Revenue, 144A, 2023 B, 6.625%, 2/01/46 .............. 7,000,000 6,360,627
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 6,300,000 6,303,213
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022, Zero Cpn., 12/01/45 ... 6,000,000 3,579,704
16,243,544
U.S. Territories 7.6%
Guam 1.1%
Guam Government Waterworks Authority ,
Revenue, 2014 A, Refunding, 5%, 7/01/35 ............................... 1,000,000 1,004,874
Revenue, 2016, 5%, 7/01/36 ......................................... 3,550,000 3,597,746
Revenue, 2017, Refunding, 5%, 7/01/36 ................................. 1,700,000 1,729,740

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Guam Government Waterworks Authority, (continued)
Revenue, 2017, Refunding, 5%, 7/01/40 ................................. $ 9,885,000 $ 9,936,309
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/38 ..............
4,750,000 4,806,471
Territory of Guam ,
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 250,000 234,794
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 3,125,000 2,691,885
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/35 ............. 3,000,000 3,070,718
27,072,537
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
3,335,000 3,208,589
Puerto Rico 6.4%
Commonwealth of Puerto Rico ,
g
GO, FRN, Zero Cpn., 11/01/43 ........................................ 3,474,337 1,793,627
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 817,244 832,791
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 809,842 844,628
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 796,704 842,945
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 773,832 836,965
GO, 2022 A-1, 4%, 7/01/33 .......................................... 733,796 687,113
GO, 2022 A-1, 4%, 7/01/35 .......................................... 659,584 606,196
GO, 2022 A-1, 4%, 7/01/37 .......................................... 566,098 509,321
GO, 2022 A-1, 4%, 7/01/41 .......................................... 769,676 665,583
GO, 2022 A-1, 4%, 7/01/46 .......................................... 16,300,453 13,569,731
GO, 2022 A-1, Zero Cpn., 7/01/24 ..................................... 118,949 114,629
GO, 2022 A-1, Zero Cpn., 7/01/33 ..................................... 944,324 575,382
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
18,745,030 15,324,062
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
685,869 686,095
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 3,300,000 3,289,919
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 330,000 332,570
Puerto Rico Electric Power Authority ,
a,e
Revenue, 6%, 7/01/41 .............................................. 6,789,003 6,789,003
a,e
Revenue, 7.125%, 7/01/59 ........................................... 32,971,162 32,971,162
b
Revenue, 1, 10%, 1/01/21 ........................................... 1,768,493 481,915
b
Revenue, 2012 A, 5%, 7/01/29 ........................................ 10,000,000 2,750,000
b
Revenue, 2013 A, 7%, 7/01/33 ........................................ 25,000,000 6,875,000
b
Revenue, 2013 A, 6.75%, 7/01/36 ..................................... 11,735,000 3,227,125
b
Revenue, 2013 A, 7%, 7/01/43 ........................................ 5,000,000 1,375,000
b
Revenue, 2016 A-4, 10%, 7/01/19 ..................................... 1,601,766 436,481
b
Revenue, 2016 B-4, 10%, 7/01/19 ..................................... 1,601,765 436,481
b
Revenue, E-2, 10%, 7/01/21 ......................................... 1,768,493 481,914
b
Revenue, E-3, 10%, 1/01/22 ......................................... 600,000 163,500
b
Revenue, E-4, 10%, 7/01/22 ......................................... 600,000 163,500
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,800,000 1,769,470
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 157,528 155,362
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 102,372 65,902
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 175,116 110,980
b
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 4,000,000 2,800,000
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 97,502
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 10,500,000 9,843,536

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbrev iations on page 40 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. $ 8,695,000 $ 8,437,676
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 20,000,000 5,570,564
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 47,945,000 9,909,632
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 4,419,000 4,191,622
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 7,044,000 6,689,022
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 12,300,000 11,529,898
158,833,804
Total U.S. Territories .................................................................... 189,114,930
Total Municipal Bonds (Cost $2,518,811,311) ....................................
2,388,646,895
Shares
Escrows and Litigation Trusts 0.1%
a,h
Puerto Rico Electric Power Authority ..................................... 3,031,496 2,425,197
Total Escrows and Litigation Trusts (Cost $–) ...................................
2,425,197
Total Long Term Investments (Cost $2,594,395,083) .............................
2,461,960,149
a
a a a a
Short Term Investments 0.8%
Principal
Amount
Municipal Bonds 0.8%
California 0.8%
i
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 2.45% ,
9/01/38 ......................................................... 1,000,000 1,000,000
i
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 2.72% , 7/01/46 ................................ 5,000,000 5,000,000
i
Irvine Ranch Water District , Water Service Corp. , Special Assessment , 2009 B , LOC
Bank of America NA , Daily VRDN and Put , 2.17% , 10/01/41 .................. 7,285,000 7,285,000
i
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 2.92%, 5/15/48 .................. 1,100,000 1,100,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 2.9%, 5/15/48 ........... 1,700,000 1,700,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 2.85%, 5/15/48 .......... 2,700,000 2,700,000
18,785,000
Total Municipal Bonds (Cost $18,785,000) ......................................
18,785,000
Total Short Term Investments (Cost $18,785,000 ) ................................
18,785,000
a
Total Investments (Cost $2,613,180,083) 100.5% ................................
$2,480,745,149
Other Assets, less Liabilities (0.5)% ...........................................
(12,325,523)
Net Assets 100.0% ...........................................................
$2,468,419,626

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
b
See Note 7 regarding credit risk and defaulted securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $699,753,312, representing 28.3% of net assets.
d
The maturity date shown represents the mandatory put date.
e
Security purchased on a when-issued basis. See Note 1(b).
f
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
g
The coupon rate shown represents the rate at period end.
h
Non-income producing.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California High
Yield Municipal
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,613,180,083
Value - Unaffiliated issuers .................................................................. $2,480,745,149
Cash .................................................................................... 503,415
Receivables:
Investment securities sold ................................................................... 948,840
Capital shares sold ........................................................................ 3,723,944
Interest ................................................................................. 31,546,145
Total assets .......................................................................... 2,517,467,493
Liabilities:
Payables:
Investment securities purchased .............................................................. 40,039,127
Capital shares redeemed ................................................................... 5,982,463
Management fees ......................................................................... 971,232
Distribution fees .......................................................................... 257,403
Transfer agent fees ........................................................................ 322,593
Trustees' fees and expenses ................................................................. 2,088
Distributions to shareholders ................................................................. 1,350,857
Accrued expenses and other liabilities ........................................................... 122,104
Total liabilities ......................................................................... 49,047,867
Net assets, at value ................................................................. $2,468,419,626
Net assets consist of:
Paid-in capital ............................................................................. $2,755,615,402
Total distributable earnings (losses) ............................................................. (287,195,776)
Net assets, at value ................................................................. $2,468,419,626

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Class A:
Net assets, at value ....................................................................... $611,371,820
Shares outstanding ........................................................................ 64,107,947
Net asset value per share
a
.................................................................. $9.54
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $9.91
Class A1:
Net assets, at value ....................................................................... $814,098,160
Shares outstanding ........................................................................ 85,531,642
Net asset value per share
a
.................................................................. $9.52
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $9.89
Class C:
Net assets, at value ....................................................................... $103,608,597
Shares outstanding ........................................................................ 10,801,635
Net asset value and maximum offering price per share
a
............................................. $9.59
Class R6:
Net assets, at value ....................................................................... $48,132,983
Shares outstanding ........................................................................ 5,040,146
Net asset value and maximum offering price per share ............................................. $9.55
Advisor Class:
Net assets, at value ....................................................................... $891,208,066
Shares outstanding ........................................................................ 93,423,929
Net asset value and maximum offering price per share ............................................. $9.54
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Municipal Securities Trust
Financial Statements
Statement of Operations
for the six months ended August 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California High
Yield Municipal
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $61,770,290
Expenses:
Management fees (Note 3 a ) ................................................................... 5,872,910
Distribution fees: (Note 3c )
    Class A ................................................................................ 763,919
    Class A1 ............................................................................... 426,925
    Class C ................................................................................ 366,020
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 202,733
    Class A1 ............................................................................... 283,294
    Class C ................................................................................ 37,371
    Class R6 ............................................................................... 7,602
    Advisor Class ............................................................................ 308,362
Custodian fees (Note 4 ) ...................................................................... 7,712
Reports to shareholders fees .................................................................. 38,754
Registration and filing fees .................................................................... 28,568
Professional fees ........................................................................... 275,763
Trustees' fees and expenses .................................................................. 14,808
Other .................................................................................... 105,664
Total expenses ......................................................................... 8,740,405
Expense reductions (Note 4 ) ............................................................... (7,626)
Expenses waived/paid by affiliates (Note 3f) .................................................... (514)
Net expenses ......................................................................... 8,732,265
Net investment income ................................................................ 53,038,025
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (12,237,038)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (27,457,765)
Net realized and unrealized gain (loss) ............................................................ (39,694,803)
Net increase (decrease) in net assets resulting from operations .......................................... $13,343,222

Franklin Municipal Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin California High Yield Municipal Fund
Six Months Ended
August 31, 2023
(unaudited)
Year Ended
February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $53,038,025 $103,813,257
Net realized gain (loss) ................................................. (12,237,038) (33,696,950)
Net change in unrealized appreciation (depreciation) ........................... (27,457,765) (361,371,540)
Net increase (decrease) in net assets resulting from operations ................ 13,343,222 (291,255,233)
Distributions to shareholders:
Class A ............................................................. (12,364,249) (21,014,848)
Class A1 ............................................................ (17,944,628) (33,923,707)
Class C ............................................................. (2,036,209) (4,093,810)
Class R6 ............................................................ (1,022,618) (1,868,805)
Advisor Class ........................................................ (19,953,178) (35,859,190)
Total distributions to shareholders .......................................... (53,320,882) (96,760,360)
Capital share transactions: (Note 2 )
Class A ............................................................. 25,707,501 (33,313,837)
Class A1 ............................................................ (35,316,931) (168,375,188)
Class C ............................................................. (12,962,183) (41,717,997)
Class R6 ............................................................ 4,207,669 (8,512,643)
Advisor Class ........................................................ (16,312,612) (124,058,309)
Total capital share transactions ............................................ (34,676,556) (375,977,974)
Net increase (decrease) in net assets ................................... (74,654,216) (763,993,567)
Net assets:
Beginning of period ..................................................... 2,543,073,842 3,307,067,409
End of period .......................................................... $2,468,419,626 $2,543,073,842

FRANKLIN MUNICIPAL SECURITIES TRUST

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin California High Yield Municipal Fund
1. Organization and Significant Accounting Policies
Franklin Municipal Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company , consisting
of one fund, Franklin California High Yield Municipal Fund
(Fund) . The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standard s Codification Topic 946, Financial
Services – Inve stment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946 . The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class . Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes t he Fund’s significant accounting
policies .
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued Basis
The Fund purchases securities on a when-issued basis, with
payment and delivery scheduled for a future date. These
transactions are subject to market fluctuations and are
subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund
will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The federal and state income taxes on the Statement of
Operations represents taxes on taxable income earned by
the Fund not distributed to shareholders, and therefore are
paid on their behalf by the Fund.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
2. Shares of Beneficial Interest
At August 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
August 31, 2023
Year Ended
February 28, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 8,010,754 $77,868,780 25,398,675 $253,367,020
Shares issued in reinvestment of distributions .......... 1,124,623 10,924,768 1,851,320 18,342,668
Shares redeemed ............................... (6,499,912) (63,086,047) (30,605,430) (305,023,525)
Net increase (decrease) .......................... 2,635,465 $25,707,501 (3,355,435) $(33,313,837)
Class A1 Shares:
Shares sold ................................... 1,302,773 $12,673,968 6,869,264 $68,433,576
Shares issued in reinvestment of distributions .......... 1,549,842 15,027,422 2,888,030 28,598,592
Shares redeemed ............................... (6,492,131) (63,018,321) (26,662,324) (265,407,356)
Net increase (decrease) .......................... (3,639,516) $(35,316,931) (16,905,030) $(168,375,188)
Class C Shares:
Shares sold ................................... 438,281 $4,282,352 1,325,762 $13,286,007
Shares issued in reinvestment of distributions .......... 195,976 1,915,880 384,830 3,841,247
Shares redeemed
a
.............................. (1,956,262) (19,160,415) (5,850,032) (58,845,251)
Net increase (decrease) .......................... (1,322,005) $(12,962,183) (4,139,440) $(41,717,997)
Class R6 Shares:
Shares sold ................................... 1,059,573 $10,334,466 2,259,339 $22,622,077
Shares issued in reinvestment of distributions .......... 91,847 893,099 148,373 1,472,106
Shares redeemed ............................... (720,835) (7,019,896) (3,270,998) (32,606,826)
Net increase (decrease) .......................... 430,585 $4,207,669 (863,286) $(8,512,643)
Advisor Class Shares:
Shares sold ................................... 15,772,417 $153,858,559 79,590,057 $793,204,876
Shares issued in reinvestment of distributions .......... 1,694,235 16,463,322 2,904,964 28,821,108
Shares redeemed ............................... (19,203,835) (186,634,493) (95,009,029) (946,084,293)
Net increase (decrease) .......................... (1,737,183) $(16,312,612) (12,514,008) $(124,058,309)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended August 31, 2023, the annualized gross effective investment management fee rate was 0.461% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
 The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Distributors has agreed to limit the current rate to 0.10% per year for Class A1.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
3. Transactions with Affiliates
(continued)

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended August 31, 2023, the Fund paid transfer agent fees of $839,362, of which $272,559 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until June 30,
2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2024.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended August 31, 2023, these purchase and sale transactions aggregated $61,725,000 and $39,950,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended August 31, 2023, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2023, the capital loss carryforwards were as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,981
CDSC retained .............................................................................. $35,497
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $100,421,774
Long term ................................................................................ 42,389,828
Total capital loss carryforwards ............................................................... $142,811,602
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
At August 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2023, aggregated
$166,727,479  and $141,943,418, respectively.
7. Credit Risk and Defaulted Securities
At August 31, 2023, the Fund had 35.2% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations
and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2023, the aggregate value of these securities was $45,479,868, representing 1.8% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Cost of investments .......................................................................... $2,620,462,672
Unrealized appreciation ........................................................................ $84,954,914
Unrealized depreciation ........................................................................ (224,672,437)
Net unrealized appreciation (depreciation) .......................................................... $(139,717,523)
5. Income Taxes
(continued)

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2023, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Corporate Bonds :
Commercial Services & Supplies ........... $ — $ — $ 20,350,000 $ 20,350,000
Diversified Consumer Services ............ — 40,973,773 — 40,973,773
Electric Utilities ........................ — 9,564,284 — 9,564,284
Municipal Bonds :
California ............................. — 2,146,215,091 — 2,146,215,091
Florida ............................... — 14,536,992 — 14,536,992
Minnesota ............................ — 3,179,893 — 3,179,893
Texas ............................... — 8,948,274 — 8,948,274
Virgin Islands .......................... — 5,469,762 — 5,469,762
Virginia .............................. — 4,938,409 — 4,938,409
Wisconsin ............................ — 16,243,544 — 16,243,544
U.S. Territories ..........................
Guam ............................... — 27,072,537 — 27,072,537
Pacific Islands ......................... — 3,208,589 — 3,208,589
Puerto Rico ........................... — 119,073,639 39,760,165 158,833,804
Escrows and Litigation Trusts ............... — — 2,425,197 2,425,197
Short Term Investments ................... — 18,785,000 — 18,785,000
Total Investments in Securities ........... $— $2,418,209,787 $62,535,362 $2,480,745,149
9. Credit Facility
(continued)

FRANKLIN MUNICIPAL SECURITIES TRUST
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the period . At August 31, 2023 , the reconciliation is as follows:
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
b
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Corporate Bonds :
United States . $ 3,135,000 $ 4,030,000 $ — $ 13,262,789 $ — $ — $ — $ (77,789) $ 20,350,000 $ (77,789)
Municipal Bonds :
United States . — 38,139,247 — — — — — 1,620,918 39,760,165 1,620,918
Escrows and
Litigation Trusts — —
c
— — — — — 2,425,197 2,425,197 2,425,197
Total Investments in
Securities ....... $3,135,000 $42,169,247 $— $13,262,789 $— $— $— $3,968,326 $62,535,362 $3,968,326
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Tr ansferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
c
Includes financial instruments determined to have no value.
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
10. Fair Value Measurements
(continued)

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Board Approval of Investment
Management Agreements
FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund
At an in-person meeting held on April 18, 2023 (Meeting), the
Board of Trustees (Board) of Franklin Municipal Securities
Trust (Trust), including a majority of the trustees who are
not “interested persons” as defined in the Investment
Company Act of 1940 (Independent Trustees), reviewed and
approved the continuance of the investment management
agreement between Franklin Advisers, Inc. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

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Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional California municipal debt funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median and in the first quintile (best) of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the three-, five-, and 10-year periods was
above the median of its Performance Universe, but for the
one-year period was below the median of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class A
shares and Class M shares for the other funds in the Fund’s
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in the Expense Group.
The Expense Group for the Fund included the Fund and 10
other California municipal debt funds. The Board noted that
the Management Rate for the Fund was slightly above the
median of its Expense Group. The Board also noted that the
actual total expense ratio for the Fund was below the median and in the first quintile (least expensive) of its Expense
Group. The Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated

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by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that, to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the

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number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

MUN S 10/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin California High Yield Municipal Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.
N/A

Item 5.  Audit Committee of Listed Registrants.      N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MUNICIPAL SECURITIES TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 30, 2023